Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

The following is a summary of property, plant and equipment:

	December 31,	December 31,
	2025	2024
Cultivation facilities	$4,462,208	$4,268,969
Office equipment and furniture	113,312	112,735
Total	4,575,520	4,381,704
Less: Accumulated depreciation	(942,619)	(472,105)
Total property, plant and equipment, net	$3,632,901	$3,909,599